Schedule H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Zurn Elkay 401(k) Plan
EIN: 04-3722228 PLAN NUMBER: 006
Schedule H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

	Identity Of Issuer, Borrower,				Current
	Lessor Or Similar Party	Description Of Investment	Shares	Cost**	Value

	Columbia Small Cap Value II Fund	Mutual Fund	190,320		$2,708,251
	DFA Commodity Strategy	Mutual Fund	985		4,581
	DFA Global Real Estate Securities	Mutual Fund	56,565		592,237
	EuroPacific Growth Fund	Mutual Fund	32,191		1,950,149
	Fidelity Emerging Markets	Mutual Fund	17,260		861,595
	Fidelity Inflation Protected Bond	Mutual Fund	468		4,271
	Fidelity International Bond Index	Mutual Fund	1,011		9,273
	Fidelity Short-Term Bond Index Fund	Mutual Fund	989		10,009
	Fidelity Small Cap Growth K6 Fund	Mutual Fund	171,119		3,306,027
	Fidelity Total Market Index	Mutual Fund	5,803		1,084,256
	Galliard Stable Return Fund	Common/Collective Trust	234,413		15,022,787
	Short-Term Investment Fund A - Class S	Common/Collective Trust	925,806		925,806
	Goldman Sachs International Equity Income Fund	Mutual Fund	41,014		934,306
	PGIM High Yield Fund	Mutual Fund	544,870		2,642,621
	PGIM Total Return Bond Fund	Mutual Fund	123,038		1,498,604
	PIMCO CommodityRealReturn Strategy Fund	Mutual Fund	25,246		366,567
	T Rowe Price Blue Chip Growth Fund Inc	Mutual Fund	85,137		18,045,550
	T Rowe Price International Discovery Fund	Mutual Fund	14,271		1,071,309
	Vanguard Equity Income Fund	Mutual Fund	92,169		8,563,393
	Vanguard Extended Market Index Fund	Mutual Fund	31,276		4,960,925
	Vanguard High Yield Corporate Fund	Mutual Fund	869		4,843
	Vanguard Institutional Index Fund	Mutual Fund	48,637		26,851,706
	Vanguard Total Bond Market Index	Mutual Fund	6,225		60,820
	Vanguard Total Bond Market Index Fund	Mutual Fund	252,716		2,469,038
	Vanguard Total International Stock Index Fund	Mutual Fund	29,343		4,756,153
	Zurn Elkay Water Solutions Common Stock	Common Stock	469,323		21,818,826

					120,523,903

*	Participant Notes Receivable	Participant notes receivable with interest rates between 4.25% and 9.5% and with maturity dates through August 2039			4,708,596

					$125,232,499

*	Represents a party in interest as defined by ERISA.
**	Cost information was omitted for Plan assets that are participant directed.

The above information is a required disclosure for Form 5500, Schedule H, Part IV, line 4i.